Income Taxes - Summary of Components of Deferred Income Tax Assets (Details)	Mar. 31, 2016 USD ($)
Income Tax Disclosure [Abstract]
Net Operating Loss	$ 55,000
Valuation allowance	(55,000)
Net deferred income tax asset